As filed with the Securities and Exchange Commission on January 15, 2014.

Registration Nos. 2-99356

811-04367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE
SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 188	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 189	☒

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

(800) 345-6611

(Registrant’s Telephone Number, Including Area Code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Active Portfolios® Multi-Manager Alternative Strategies Fund, Active Portfolios® Multi-Manager Core Plus Bond Fund, Active Portfolios® Multi-Manager Small Cap Equity Fund, Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia Mid Cap Growth Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund and Columbia Value and Restructuring Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Series Trust I, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 15th day of January, 2014.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ J. Kevin Connaughton
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton	President	January 15, 2014
J. Kevin Connaughton	(Principal Executive Officer)

/s/ Michael G. Clarke	Chief Financial Officer	January 15, 2014
Michael G. Clarke	(Principal Financial Officer)

/s/ Joseph F. DiMaria	Chief Accounting Officer	January 15, 2014
Joseph F. DiMaria	(Principal Accounting Officer)

/s/ Rodman L. Drake*	Trustee	January 15, 2014
Rodman L. Drake

/s/ Douglas A. Hacker*	Trustee	January 15, 2014
Douglas A. Hacker

/s/ Janet Langford Kelly*	Trustee	January 15, 2014
Janet Langford Kelly

/s/ Nancy T. Lukitsh*	Trustee	January 15, 2014
Nancy T. Lukitsh

/s/ William E. Mayer*	Trustee	January 15, 2014
William E. Mayer

/s/ David M. Moffett*	Trustee	January 15, 2014
David M. Moffett

/s/ Charles R. Nelson*	Trustee	January 15, 2014
Charles R. Nelson

/s/ John J. Neuhauser*	Trustee	January 15, 2014
John J. Neuhauser

/s/ Patrick J. Simpson*	Trustee	January 15, 2014
Patrick J. Simpson

/s/ William F. Truscott*	Trustee	January 15, 2014
William F. Truscott

/s/ Anne-Lee Verville*	Trustee	January 15, 2014
Anne-Lee Verville

*By:	/s/ Ryan C. Larrenaga
Ryan C. Larrenaga**
Attorney-in-Fact January 15, 2014

**

Executed by Ryan C. Larrenaga on behalf of William F. Truscott pursuant to a Power of Attorney dated March 9, 2012, and incorporated by reference to Post-Effective Amendment No. 143 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on March 14, 2012, on behalf of Nancy T. Lukitsh pursuant to a Power of Attorney dated August 24, 2011, and incorporated by reference to Post-Effective Amendment No. 128 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on August 31, 2011, on behalf of David M. Moffett pursuant to a Power of Attorney dated May 1, 2011 and incorporated by reference to Post-Effective Amendment No. 125 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 19, 2011, and on behalf of each of the other Trustees pursuant to a Power of Attorney dated May 1, 2010 and incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 28, 2010.

SIGNATURES

ASGM Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Active Portfolios Multi-Manager Alternative Strategies Fund, with respect only to information that specifically relates to ASGM Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, on the 15th day of January, 2014.

ASGM OFFSHORE FUND, LTD.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President, Principal Executive Officer and Director

This Amendment to the Registration Statement for Active Portfolios Multi-Manager Alternative Strategies Fund, with respect only to information that specifically relates to ASGM Offshore Fund, Ltd., has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton	Director, ASGM Offshore Fund, Ltd.	January 15, 2014
J. Kevin Connaughton

/s/ Michael G. Clarke	Director, ASGM Offshore Fund, Ltd.	January 15, 2014
Michael G. Clarke

/s/ Christopher C. Thompson	Director, ASGM Offshore Fund, Ltd.	January 15, 2014
Christopher C. Thompson

SIGNATURES

ASMF Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Active Portfolios Multi-Manager Alternative Strategies Fund, with respect only to information that specifically relates to ASMF Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, on the 15th day of January, 2014.

ASMF OFFSHORE FUND, LTD.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President, Principal Executive Officer and Director

This Amendment to the Registration Statement for Active Portfolios Multi-Manager Alternative Strategies Fund, with respect only to information that specifically relates to ASMF Offshore Fund, Ltd., has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton	Director, ASMF Offshore Fund, Ltd.	January 15, 2014
J. Kevin Connaughton

/s/ Michael G. Clarke	Director, ASMF Offshore Fund, Ltd.	January 15, 2014
Michael G. Clarke

/s/ Christopher C. Thompson	Director, ASMF Offshore Fund, Ltd.	January 15, 2014
Christopher C. Thompson

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase